Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Index 500 Portfolio

March 31, 2021

VIPIDX-QTLY-0521
1.799879.117

Schedule of Investments March 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
COMMUNICATION SERVICES - 10.8%
Diversified Telecommunication Services - 1.4%
AT&T, Inc.	2,243,428	$67,908,566
Lumen Technologies, Inc.	310,211	4,141,317
Verizon Communications, Inc.	1,301,678	75,692,576
		147,742,459
Entertainment - 2.1%
Activision Blizzard, Inc.	243,664	22,660,752
Electronic Arts, Inc.	90,473	12,247,330
Live Nation Entertainment, Inc. (a)	45,170	3,823,641
Netflix, Inc. (a)	139,319	72,677,150
Take-Two Interactive Software, Inc. (a)	36,297	6,413,680
The Walt Disney Co. (a)	571,029	105,366,271
		223,188,824
Interactive Media & Services - 5.8%
Alphabet, Inc.:
Class A (a)	94,596	195,106,142
Class C (a)	90,677	187,577,163
Facebook, Inc. Class A (a)	756,666	222,860,837
Twitter, Inc. (a)	251,164	15,981,565
		621,525,707
Media - 1.3%
Charter Communications, Inc. Class A (a)	44,490	27,451,220
Comcast Corp. Class A	1,438,013	77,810,883
Discovery Communications, Inc.:
Class A (a)(b)	48,233	2,096,206
Class C (non-vtg.) (a)(b)	94,598	3,489,720
DISH Network Corp. Class A (a)	77,521	2,806,260
Fox Corp.:
Class A	106,100	3,831,271
Class B	47,399	1,655,647
Interpublic Group of Companies, Inc.	122,948	3,590,082
News Corp.:
Class A	120,937	3,075,428
Class B (b)	40,098	940,699
Omnicom Group, Inc.	67,666	5,017,434
ViacomCBS, Inc. Class B	184,819	8,335,337
		140,100,187
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc.	183,824	23,031,309

TOTAL COMMUNICATION SERVICES		1,155,588,486

CONSUMER DISCRETIONARY - 12.3%
Auto Components - 0.2%
Aptiv PLC (a)	84,941	11,713,364
BorgWarner, Inc.	75,199	3,486,226
		15,199,590
Automobiles - 1.9%
Ford Motor Co.	1,229,351	15,059,550
General Motors Co.	398,890	22,920,219
Tesla, Inc. (a)	241,549	161,337,824
		199,317,593
Distributors - 0.1%
Genuine Parts Co.	45,401	5,247,902
LKQ Corp. (a)	88,009	3,725,421
Pool Corp.	12,689	4,380,750
		13,354,073
Hotels, Restaurants & Leisure - 1.8%
Caesars Entertainment, Inc. (a)	65,515	5,729,287
Carnival Corp.	250,583	6,650,473
Chipotle Mexican Grill, Inc. (a)	8,852	12,577,099
Darden Restaurants, Inc.	40,937	5,813,054
Domino's Pizza, Inc.	12,202	4,487,774
Hilton Worldwide Holdings, Inc.	87,322	10,558,976
Las Vegas Sands Corp.	103,390	6,281,976
Marriott International, Inc. Class A	83,684	12,394,437
McDonald's Corp.	234,522	52,565,761
MGM Resorts International	129,393	4,915,640
Norwegian Cruise Line Holdings Ltd. (a)(b)	114,508	3,159,276
Penn National Gaming, Inc. (a)	46,763	4,902,633
Royal Caribbean Cruises Ltd.	69,000	5,907,090
Starbucks Corp.	370,328	40,465,741
Wynn Resorts Ltd.	33,097	4,149,371
Yum! Brands, Inc.	94,374	10,209,379
		190,767,967
Household Durables - 0.4%
D.R. Horton, Inc.	104,124	9,279,531
Garmin Ltd.	47,044	6,202,751
Leggett & Platt, Inc.	41,798	1,908,079
Lennar Corp. Class A	86,351	8,741,312
Mohawk Industries, Inc. (a)	18,558	3,568,889
Newell Brands, Inc.	118,673	3,178,063
NVR, Inc. (a)	1,088	5,125,492
PulteGroup, Inc.	83,514	4,379,474
Whirlpool Corp.	19,797	4,362,269
		46,745,860
Internet & Direct Marketing Retail - 4.4%
Amazon.com, Inc. (a)	134,643	416,596,213
eBay, Inc.	203,345	12,452,848
Etsy, Inc. (a)	39,649	7,996,014
Expedia, Inc.	43,517	7,490,146
The Booking Holdings, Inc. (a)	12,885	30,019,988
		474,555,209
Leisure Products - 0.0%
Hasbro, Inc.	40,252	3,869,022
Multiline Retail - 0.5%
Dollar General Corp.	77,079	15,617,747
Dollar Tree, Inc. (a)	73,957	8,465,118
Target Corp.	157,566	31,209,098
		55,291,963
Specialty Retail - 2.3%
Advance Auto Parts, Inc.	20,615	3,782,646
AutoZone, Inc. (a)	6,979	9,800,610
Best Buy Co., Inc.	72,494	8,323,036
CarMax, Inc. (a)	51,137	6,783,834
Gap, Inc.	64,321	1,915,479
L Brands, Inc.	73,485	4,545,782
Lowe's Companies, Inc.	229,952	43,732,271
O'Reilly Automotive, Inc. (a)	22,087	11,203,631
Ross Stores, Inc.	111,999	13,429,800
The Home Depot, Inc.	338,663	103,376,881
TJX Companies, Inc.	377,695	24,984,524
Tractor Supply Co.	36,561	6,474,222
Ulta Beauty, Inc. (a)	17,705	5,473,855
		243,826,571
Textiles, Apparel & Luxury Goods - 0.7%
Hanesbrands, Inc.	109,115	2,146,292
NIKE, Inc. Class B	400,016	53,158,126
PVH Corp.	22,259	2,352,776
Ralph Lauren Corp.	15,082	1,857,499
Tapestry, Inc.	87,471	3,604,680
Under Armour, Inc.:
Class A (sub. vtg.) (a)	58,699	1,300,770
Class C (non-vtg.) (a)	61,532	1,135,881
VF Corp.	101,164	8,085,027
		73,641,051

TOTAL CONSUMER DISCRETIONARY		1,316,568,899

CONSUMER STAPLES - 6.1%
Beverages - 1.5%
Brown-Forman Corp. Class B (non-vtg.)	57,417	3,960,050
Constellation Brands, Inc. Class A (sub. vtg.)	53,532	12,205,296
Molson Coors Beverage Co. Class B	59,454	3,041,072
Monster Beverage Corp. (a)	116,252	10,589,395
PepsiCo, Inc.	433,960	61,383,642
The Coca-Cola Co.	1,219,965	64,304,355
		155,483,810
Food & Staples Retailing - 1.3%
Costco Wholesale Corp.	139,238	49,078,610
Kroger Co.	239,503	8,619,713
Sysco Corp.	160,603	12,645,880
Walgreens Boots Alliance, Inc.	225,617	12,386,373
Walmart, Inc.	436,097	59,235,056
		141,965,632
Food Products - 1.0%
Archer Daniels Midland Co.	175,488	10,002,816
Campbell Soup Co. (b)	63,881	3,211,298
Conagra Brands, Inc.	153,356	5,766,186
General Mills, Inc.	192,397	11,797,784
Hormel Foods Corp.	88,582	4,232,448
Kellogg Co.	80,130	5,072,229
Lamb Weston Holdings, Inc.	45,887	3,555,325
McCormick & Co., Inc. (non-vtg.)	78,166	6,969,281
Mondelez International, Inc.	444,348	26,007,688
The Hershey Co.	46,118	7,294,023
The J.M. Smucker Co. (b)	34,496	4,364,779
The Kraft Heinz Co. (b)	203,763	8,150,520
Tyson Foods, Inc. Class A	92,703	6,887,833
		103,312,210
Household Products - 1.4%
Church & Dwight Co., Inc.	77,102	6,734,860
Clorox Co.	39,567	7,631,683
Colgate-Palmolive Co.	266,910	21,040,515
Kimberly-Clark Corp.	106,323	14,784,213
Procter & Gamble Co.	774,591	104,902,859
		155,094,130
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	72,268	21,019,148
Tobacco - 0.7%
Altria Group, Inc.	584,739	29,915,247
Philip Morris International, Inc.	489,898	43,473,549
		73,388,796

TOTAL CONSUMER STAPLES		650,263,726

ENERGY - 2.8%
Energy Equipment & Services - 0.2%
Baker Hughes Co. Class A	229,492	4,959,322
Halliburton Co.	279,090	5,989,271
NOV, Inc.	121,448	1,666,267
Schlumberger Ltd.	440,167	11,968,141
		24,583,001
Oil, Gas & Consumable Fuels - 2.6%
APA Corp.	119,218	2,134,002
Cabot Oil & Gas Corp.	125,841	2,363,294
Chevron Corp.	605,996	63,502,321
ConocoPhillips Co.	426,203	22,575,973
Devon Energy Corp.	185,963	4,063,292
Diamondback Energy, Inc.	56,884	4,180,405
EOG Resources, Inc.	183,479	13,307,732
Exxon Mobil Corp.	1,331,770	74,352,719
Hess Corp.	85,846	6,074,463
HollyFrontier Corp. (b)	47,143	1,686,777
Kinder Morgan, Inc.	612,202	10,193,163
Marathon Oil Corp.	247,374	2,641,954
Marathon Petroleum Corp.	205,010	10,965,985
Occidental Petroleum Corp.	263,815	7,022,755
ONEOK, Inc.	140,182	7,101,620
Phillips 66 Co.	137,334	11,198,214
Pioneer Natural Resources Co.	64,728	10,280,101
The Williams Companies, Inc.	381,446	9,036,456
Valero Energy Corp.	128,649	9,211,268
		271,892,494

TOTAL ENERGY		296,475,495

FINANCIALS - 11.2%
Banks - 4.4%
Bank of America Corp.	2,389,942	92,466,856
Citigroup, Inc.	656,672	47,772,888
Citizens Financial Group, Inc.	133,652	5,900,736
Comerica, Inc.	43,804	3,142,499
Fifth Third Bancorp	223,405	8,366,517
First Republic Bank	55,367	9,232,447
Huntington Bancshares, Inc. (b)	320,234	5,034,078
JPMorgan Chase & Co.	959,914	146,127,708
KeyCorp	304,696	6,087,826
M&T Bank Corp.	40,419	6,127,925
Peoples United Financial, Inc.	133,960	2,397,884
PNC Financial Services Group, Inc.	133,402	23,400,045
Regions Financial Corp.	301,818	6,235,560
SVB Financial Group (a)	16,979	8,381,853
Truist Financial Corp.	423,846	24,718,699
U.S. Bancorp	430,068	23,787,061
Wells Fargo & Co.	1,300,503	50,810,652
Zions Bancorp NA	51,700	2,841,432
		472,832,666
Capital Markets - 2.9%
Ameriprise Financial, Inc.	36,729	8,537,656
Bank of New York Mellon Corp.	253,850	12,004,567
BlackRock, Inc. Class A	44,653	33,666,576
Cboe Global Markets, Inc.	33,719	3,327,728
Charles Schwab Corp.	470,767	30,684,593
CME Group, Inc.	112,931	23,063,898
Franklin Resources, Inc.	86,128	2,549,389
Goldman Sachs Group, Inc.	108,236	35,393,172
Intercontinental Exchange, Inc.	176,677	19,731,287
Invesco Ltd.	118,053	2,977,297
MarketAxess Holdings, Inc.	11,974	5,962,094
Moody's Corp.	50,612	15,113,249
Morgan Stanley	472,068	36,660,801
MSCI, Inc.	25,975	10,890,798
NASDAQ, Inc.	36,285	5,350,586
Northern Trust Corp.	65,442	6,878,609
Raymond James Financial, Inc.	38,479	4,715,986
S&P Global, Inc.	75,712	26,716,493
State Street Corp.	110,685	9,298,647
T. Rowe Price Group, Inc.	71,703	12,304,235
		305,827,661
Consumer Finance - 0.6%
American Express Co.	205,257	29,031,550
Capital One Financial Corp.	144,461	18,379,773
Discover Financial Services	96,457	9,162,450
Synchrony Financial	170,969	6,951,600
		63,525,373
Diversified Financial Services - 1.4%
Berkshire Hathaway, Inc. Class B (a)	599,776	153,224,775
Insurance - 1.9%
AFLAC, Inc.	201,458	10,310,620
Allstate Corp.	95,273	10,946,868
American International Group, Inc.	272,130	12,575,127
Aon PLC	71,080	16,356,219
Arthur J. Gallagher & Co.	60,914	7,600,240
Assurant, Inc.	18,211	2,581,773
Chubb Ltd.	141,631	22,373,449
Cincinnati Financial Corp.	47,228	4,868,735
Everest Re Group Ltd.	12,586	3,118,937
Globe Life, Inc.	29,894	2,888,657
Hartford Financial Services Group, Inc.	112,480	7,512,539
Lincoln National Corp.	56,797	3,536,749
Loews Corp.	71,430	3,662,930
Marsh & McLennan Companies, Inc.	159,861	19,471,070
MetLife, Inc.	236,510	14,377,443
Principal Financial Group, Inc.	79,758	4,782,290
Progressive Corp.	184,244	17,615,569
Prudential Financial, Inc.	124,875	11,376,113
The Travelers Companies, Inc.	79,338	11,932,435
Unum Group	63,763	1,774,524
W.R. Berkley Corp.	44,070	3,320,675
Willis Towers Watson PLC	40,552	9,281,542
		202,264,504

TOTAL FINANCIALS		1,197,674,979

HEALTH CARE - 12.8%
Biotechnology - 1.8%
AbbVie, Inc.	555,486	60,114,695
Alexion Pharmaceuticals, Inc. (a)	69,156	10,574,644
Amgen, Inc.	181,683	45,204,547
Biogen, Inc. (a)	47,922	13,406,180
Gilead Sciences, Inc.	395,455	25,558,257
Incyte Corp. (a)	58,701	4,770,630
Regeneron Pharmaceuticals, Inc. (a)	33,119	15,669,924
Vertex Pharmaceuticals, Inc. (a)	81,776	17,572,845
		192,871,722
Health Care Equipment & Supplies - 3.6%
Abbott Laboratories	557,232	66,778,683
Abiomed, Inc. (a)	14,258	4,544,452
Align Technology, Inc. (a)	22,665	12,273,777
Baxter International, Inc.	158,848	13,397,240
Becton, Dickinson & Co.	91,409	22,226,098
Boston Scientific Corp. (a)	445,753	17,228,353
Danaher Corp.	199,374	44,875,100
Dentsply Sirona, Inc.	68,992	4,402,380
DexCom, Inc. (a)	30,277	10,881,251
Edwards Lifesciences Corp. (a)	196,449	16,430,994
Hologic, Inc. (a)	81,055	6,028,871
IDEXX Laboratories, Inc. (a)	26,886	13,155,589
Intuitive Surgical, Inc. (a)	37,016	27,352,603
Medtronic PLC	423,970	50,083,576
ResMed, Inc.	45,811	8,888,250
STERIS PLC	26,790	5,102,959
Stryker Corp.	102,929	25,071,446
Teleflex, Inc.	14,688	6,102,276
The Cooper Companies, Inc.	15,444	5,931,886
Varian Medical Systems, Inc. (a)	28,948	5,110,190
West Pharmaceutical Services, Inc.	23,352	6,580,127
Zimmer Biomet Holdings, Inc.	65,345	10,460,428
		382,906,529
Health Care Providers & Services - 2.6%
AmerisourceBergen Corp.	46,342	5,471,600
Anthem, Inc.	77,039	27,653,149
Cardinal Health, Inc.	92,578	5,624,114
Centene Corp. (a)	182,780	11,681,470
Cigna Corp.	110,681	26,756,025
CVS Health Corp.	412,533	31,034,858
DaVita HealthCare Partners, Inc. (a)	22,705	2,446,918
HCA Holdings, Inc.	83,400	15,707,556
Henry Schein, Inc. (a)	44,702	3,095,166
Humana, Inc.	40,532	16,993,041
Laboratory Corp. of America Holdings (a)	30,697	7,828,656
McKesson Corp.	50,013	9,754,536
Quest Diagnostics, Inc.	41,972	5,386,686
UnitedHealth Group, Inc.	297,359	110,638,363
Universal Health Services, Inc. Class B	24,553	3,275,125
		283,347,263
Health Care Technology - 0.1%
Cerner Corp.	96,489	6,935,629
Life Sciences Tools & Services - 1.1%
Agilent Technologies, Inc.	95,822	12,182,809
Bio-Rad Laboratories, Inc. Class A (a)	6,793	3,879,958
Illumina, Inc. (a)	45,894	17,626,050
IQVIA Holdings, Inc. (a)	60,161	11,619,496
Mettler-Toledo International, Inc. (a)	7,362	8,508,190
PerkinElmer, Inc.	35,259	4,523,377
Thermo Fisher Scientific, Inc.	123,869	56,531,334
Waters Corp. (a)	19,570	5,561,207
		120,432,421
Pharmaceuticals - 3.6%
Bristol-Myers Squibb Co.	704,787	44,493,203
Catalent, Inc. (a)	53,549	5,639,245
Eli Lilly & Co.	250,229	46,747,782
Johnson & Johnson	826,891	135,899,536
Merck & Co., Inc.	795,941	61,359,092
Perrigo Co. PLC	41,895	1,695,491
Pfizer, Inc.	1,754,538	63,566,912
Viatris, Inc. (a)	379,005	5,294,700
Zoetis, Inc. Class A	149,469	23,538,378
		388,234,339

TOTAL HEALTH CARE		1,374,727,903

INDUSTRIALS - 8.7%
Aerospace & Defense - 1.6%
General Dynamics Corp.	72,948	13,244,439
Howmet Aerospace, Inc. (a)	122,841	3,946,881
Huntington Ingalls Industries, Inc.	12,664	2,606,884
L3Harris Technologies, Inc.	64,667	13,106,708
Lockheed Martin Corp.	77,521	28,644,010
Northrop Grumman Corp.	48,774	15,785,217
Raytheon Technologies Corp.	478,008	36,935,678
Teledyne Technologies, Inc. (a)	11,667	4,826,055
Textron, Inc.	71,405	4,004,392
The Boeing Co.	172,577	43,958,813
TransDigm Group, Inc. (a)	17,204	10,114,576
		177,173,653
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	42,110	4,018,557
Expeditors International of Washington, Inc.	53,192	5,728,246
FedEx Corp.	76,721	21,791,833
United Parcel Service, Inc. Class B	226,354	38,477,916
		70,016,552
Airlines - 0.3%
Alaska Air Group, Inc.	39,087	2,705,211
American Airlines Group, Inc. (a)	201,301	4,811,094
Delta Air Lines, Inc.	200,584	9,684,196
Southwest Airlines Co.	185,620	11,333,957
United Airlines Holdings, Inc. (a)	100,247	5,768,212
		34,302,670
Building Products - 0.5%
A.O. Smith Corp.	42,459	2,870,653
Allegion PLC	28,550	3,586,451
Carrier Global Corp.	256,854	10,844,376
Fortune Brands Home & Security, Inc.	43,634	4,181,010
Johnson Controls International PLC	226,618	13,522,296
Masco Corp.	80,912	4,846,629
Trane Technologies PLC	75,014	12,419,318
		52,270,733
Commercial Services & Supplies - 0.4%
Cintas Corp.	27,731	9,464,868
Copart, Inc. (a)	65,454	7,108,959
Republic Services, Inc.	66,276	6,584,521
Rollins, Inc.	69,678	2,398,317
Waste Management, Inc.	122,450	15,798,499
		41,355,164
Construction & Engineering - 0.0%
Quanta Services, Inc.	43,532	3,829,945
Electrical Equipment - 0.6%
AMETEK, Inc.	72,511	9,261,830
Eaton Corp. PLC	125,213	17,314,454
Emerson Electric Co.	188,766	17,030,469
Generac Holdings, Inc. (a)	19,772	6,474,341
Rockwell Automation, Inc.	36,530	9,696,523
		59,777,617
Industrial Conglomerates - 1.2%
3M Co.	182,162	35,098,974
General Electric Co.	2,758,142	36,214,404
Honeywell International, Inc.	218,781	47,490,792
Roper Technologies, Inc.	33,004	13,311,833
		132,116,003
Machinery - 1.8%
Caterpillar, Inc.	171,525	39,771,502
Cummins, Inc.	46,547	12,060,793
Deere & Co.	98,590	36,886,463
Dover Corp.	45,272	6,208,149
Fortive Corp.	106,330	7,511,151
IDEX Corp.	23,901	5,002,957
Illinois Tool Works, Inc.	90,623	20,074,807
Ingersoll Rand, Inc. (a)	117,267	5,770,709
Otis Worldwide Corp.	128,376	8,787,337
PACCAR, Inc.	109,216	10,148,351
Parker Hannifin Corp.	40,619	12,812,451
Pentair PLC	52,168	3,251,110
Snap-On, Inc.	17,105	3,946,808
Stanley Black & Decker, Inc.	50,649	10,113,086
Westinghouse Air Brake Co.	55,851	4,421,165
Xylem, Inc.	56,634	5,956,764
		192,723,603
Professional Services - 0.4%
Equifax, Inc.	38,367	6,949,415
IHS Markit Ltd.	117,261	11,348,520
Jacobs Engineering Group, Inc.	40,918	5,289,470
Leidos Holdings, Inc.	41,957	4,039,620
Nielsen Holdings PLC	112,814	2,837,272
Robert Half International, Inc.	35,498	2,771,329
Verisk Analytics, Inc.	51,138	9,035,573
		42,271,199
Road & Rail - 1.0%
CSX Corp.	239,855	23,126,819
J.B. Hunt Transport Services, Inc.	26,311	4,422,090
Kansas City Southern	28,576	7,541,778
Norfolk Southern Corp.	79,242	21,278,062
Old Dominion Freight Lines, Inc.	30,164	7,251,727
Union Pacific Corp.	210,705	46,441,489
		110,061,965
Trading Companies & Distributors - 0.2%
Fastenal Co.	180,521	9,076,596
United Rentals, Inc. (a)	22,686	7,470,727
W.W. Grainger, Inc.	13,847	5,551,678
		22,099,001

TOTAL INDUSTRIALS		937,998,105

INFORMATION TECHNOLOGY - 26.3%
Communications Equipment - 0.8%
Arista Networks, Inc. (a)	17,286	5,218,471
Cisco Systems, Inc.	1,328,002	68,670,983
F5 Networks, Inc. (a)	19,350	4,036,797
Juniper Networks, Inc.	103,549	2,622,896
Motorola Solutions, Inc.	53,166	9,997,866
		90,547,013
Electronic Equipment & Components - 0.7%
Amphenol Corp. Class A	188,375	12,427,099
CDW Corp.	44,355	7,351,841
Corning, Inc.	241,719	10,517,194
FLIR Systems, Inc.	41,442	2,340,230
IPG Photonics Corp. (a)	11,280	2,379,403
Keysight Technologies, Inc. (a)	58,452	8,382,017
TE Connectivity Ltd.	104,091	13,439,189
Trimble, Inc. (a)	78,968	6,142,921
Zebra Technologies Corp. Class A (a)	16,832	8,166,550
		71,146,444
IT Services - 5.1%
Accenture PLC Class A	199,505	55,113,256
Akamai Technologies, Inc. (a)	51,341	5,231,648
Automatic Data Processing, Inc.	134,608	25,369,570
Broadridge Financial Solutions, Inc.	36,497	5,587,691
Cognizant Technology Solutions Corp. Class A	166,902	13,038,384
DXC Technology Co.	80,308	2,510,428
Fidelity National Information Services, Inc.	195,382	27,472,663
Fiserv, Inc. (a)	181,089	21,556,835
FleetCor Technologies, Inc. (a)	26,214	7,041,867
Gartner, Inc. (a)	27,904	5,093,875
Global Payments, Inc.	92,871	18,720,936
IBM Corp.	281,092	37,458,320
Jack Henry & Associates, Inc.	23,898	3,625,805
MasterCard, Inc. Class A	275,803	98,199,658
Paychex, Inc.	100,957	9,895,805
PayPal Holdings, Inc. (a)	368,410	89,464,684
The Western Union Co.	129,533	3,194,284
VeriSign, Inc. (a)	31,301	6,221,387
Visa, Inc. Class A	533,530	112,964,307
		547,761,403
Semiconductors & Semiconductor Equipment - 5.5%
Advanced Micro Devices, Inc. (a)	381,182	29,922,787
Analog Devices, Inc.	116,040	17,995,483
Applied Materials, Inc.	288,667	38,565,911
Broadcom, Inc.	128,411	59,539,044
Enphase Energy, Inc. (a)	40,584	6,581,101
Intel Corp.	1,278,092	81,797,888
KLA Corp.	48,467	16,013,497
Lam Research Corp.	44,954	26,758,419
Maxim Integrated Products, Inc.	84,355	7,707,516
Microchip Technology, Inc.	84,703	13,147,600
Micron Technology, Inc. (a)	351,896	31,040,746
Monolithic Power Systems, Inc.	13,488	4,764,096
NVIDIA Corp.	195,029	104,131,834
NXP Semiconductors NV	87,137	17,544,164
Qorvo, Inc. (a)	35,625	6,508,688
Qualcomm, Inc.	357,342	47,379,976
Skyworks Solutions, Inc.	51,871	9,517,291
Teradyne, Inc.	52,462	6,383,576
Texas Instruments, Inc.	289,471	54,707,124
Xilinx, Inc.	77,294	9,576,727
		589,583,468
Software - 8.2%
Adobe, Inc. (a)	150,778	71,675,338
ANSYS, Inc. (a)	27,292	9,267,272
Autodesk, Inc. (a)	69,170	19,170,466
Cadence Design Systems, Inc. (a)	87,756	12,021,694
Citrix Systems, Inc.	38,666	5,427,160
Fortinet, Inc. (a)	42,607	7,857,583
Intuit, Inc.	86,140	32,996,788
Microsoft Corp.	2,372,517	559,368,333
NortonLifeLock, Inc.	183,038	3,891,388
Oracle Corp.	583,434	40,939,564
Paycom Software, Inc. (a)	15,431	5,710,396
Salesforce.com, Inc. (a)	288,687	61,164,115
ServiceNow, Inc. (a)	61,685	30,849,285
Synopsys, Inc. (a)	47,932	11,876,591
Tyler Technologies, Inc. (a)	12,763	5,418,276
		877,634,249
Technology Hardware, Storage & Peripherals - 6.0%
Apple, Inc.	4,964,098	606,364,559
Hewlett Packard Enterprise Co.	409,401	6,443,972
HP, Inc.	393,987	12,509,087
NetApp, Inc.	69,993	5,086,391
Seagate Technology LLC (b)	63,179	4,848,988
Western Digital Corp.	96,294	6,427,625
		641,680,622

TOTAL INFORMATION TECHNOLOGY		2,818,353,199

MATERIALS - 2.7%
Chemicals - 1.8%
Air Products & Chemicals, Inc.	69,580	19,575,637
Albemarle Corp. U.S. (b)	36,690	5,360,776
Celanese Corp. Class A	35,915	5,380,426
CF Industries Holdings, Inc.	67,126	3,046,178
Corteva, Inc.	234,084	10,912,996
Dow, Inc.	234,448	14,990,605
DuPont de Nemours, Inc.	169,375	13,089,300
Eastman Chemical Co.	42,848	4,718,422
Ecolab, Inc.	78,269	16,755,045
FMC Corp.	40,666	4,498,066
International Flavors & Fragrances, Inc. (b)	78,242	10,923,366
Linde PLC	164,469	46,074,346
LyondellBasell Industries NV Class A	80,942	8,422,015
PPG Industries, Inc.	74,481	11,191,515
Sherwin-Williams Co.	25,366	18,720,362
The Mosaic Co.	108,839	3,440,401
		197,099,456
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	19,613	6,586,438
Vulcan Materials Co.	41,628	7,024,725
		13,611,163
Containers & Packaging - 0.4%
Amcor PLC	490,592	5,730,115
Avery Dennison Corp.	26,144	4,801,346
Ball Corp.	103,147	8,740,677
International Paper Co.	123,539	6,679,754
Packaging Corp. of America	29,771	4,003,604
Sealed Air Corp. (b)	48,513	2,222,866
WestRock Co.	82,907	4,315,309
		36,493,671
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	458,802	15,108,350
Newmont Corp.	251,768	15,174,057
Nucor Corp.	93,799	7,529,246
		37,811,653

TOTAL MATERIALS		285,015,943

REAL ESTATE - 2.4%
Equity Real Estate Investment Trusts (REITs) - 2.3%
Alexandria Real Estate Equities, Inc.	39,985	6,569,536
American Tower Corp.	139,787	33,417,480
AvalonBay Communities, Inc.	43,896	8,099,251
Boston Properties, Inc.	44,601	4,516,297
Crown Castle International Corp.	135,674	23,353,566
Digital Realty Trust, Inc.	88,356	12,444,059
Duke Realty Corp.	117,558	4,929,207
Equinix, Inc.	28,100	19,096,479
Equity Residential (SBI)	107,826	7,723,576
Essex Property Trust, Inc.	20,447	5,558,312
Extra Space Storage, Inc.	41,525	5,504,139
Federal Realty Investment Trust (SBI)	21,920	2,223,784
Healthpeak Properties, Inc.	169,462	5,378,724
Host Hotels & Resorts, Inc.	221,931	3,739,537
Iron Mountain, Inc.	90,714	3,357,325
Kimco Realty Corp.	136,066	2,551,238
Mid-America Apartment Communities, Inc.	35,971	5,192,774
Prologis (REIT), Inc.	232,624	24,658,144
Public Storage	47,830	11,802,531
Realty Income Corp.	117,453	7,458,266
Regency Centers Corp.	49,686	2,817,693
SBA Communications Corp. Class A	34,388	9,544,389
Simon Property Group, Inc.	103,367	11,760,064
UDR, Inc.	93,375	4,095,428
Ventas, Inc.	117,722	6,279,291
Vornado Realty Trust	49,333	2,239,225
Welltower, Inc.	131,308	9,405,592
Weyerhaeuser Co.	235,508	8,384,085
		252,099,992
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	105,716	8,363,193

TOTAL REAL ESTATE		260,463,185

UTILITIES - 2.6%
Electric Utilities - 1.7%
Alliant Energy Corp.	78,623	4,258,222
American Electric Power Co., Inc.	156,239	13,233,443
Duke Energy Corp.	241,823	23,343,174
Edison International	119,495	7,002,407
Entergy Corp.	63,047	6,271,285
Evergy, Inc.	71,347	4,247,287
Eversource Energy	107,808	9,335,095
Exelon Corp.	307,005	13,428,399
FirstEnergy Corp.	170,556	5,916,588
NextEra Energy, Inc.	616,516	46,614,775
NRG Energy, Inc.	76,981	2,904,493
Pinnacle West Capital Corp.	35,407	2,880,359
PPL Corp.	241,753	6,972,157
Southern Co.	332,418	20,663,103
Xcel Energy, Inc.	169,166	11,251,231
		178,322,018
Gas Utilities - 0.0%
Atmos Energy Corp.	40,335	3,987,115
Independent Power and Renewable Electricity Producers - 0.0%
The AES Corp.	210,194	5,635,301
Multi-Utilities - 0.8%
Ameren Corp. (b)	79,709	6,485,124
CenterPoint Energy, Inc.	173,522	3,930,273
CMS Energy Corp.	90,884	5,563,918
Consolidated Edison, Inc.	107,643	8,051,696
Dominion Energy, Inc.	253,442	19,251,454
DTE Energy Co.	61,002	8,121,806
NiSource, Inc.	123,280	2,972,281
Public Service Enterprise Group, Inc.	158,917	9,568,393
Sempra Energy	95,198	12,621,351
WEC Energy Group, Inc.	99,204	9,284,502
		85,850,798
Water Utilities - 0.1%
American Water Works Co., Inc.	57,114	8,562,531

TOTAL UTILITIES		282,357,763

TOTAL COMMON STOCKS
(Cost $3,463,304,294)		10,575,487,683
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.09% 5/6/21 (c)
(Cost $2,999,749)	3,000,000	2,999,964
	Shares	Value

Money Market Funds - 1.5%
Fidelity Cash Central Fund 0.06% (d)	131,043,370	$131,069,579
Fidelity Securities Lending Cash Central Fund 0.06% (d)(e)	31,971,269	31,974,466
TOTAL MONEY MARKET FUNDS
(Cost $163,041,386)		163,044,045
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $3,629,345,429)		10,741,531,692
NET OTHER ASSETS (LIABILITIES) - (0.2)%(f)		(18,981,853)
NET ASSETS - 100%		$10,722,549,839

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	732	June 2021	$145,206,840	$1,248,121	$1,248,121

The notional amount of futures purchased as a percentage of Net Assets is 1.4%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,999,964.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

 (f) Includes $4,719,297 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$10,346
Fidelity Securities Lending Cash Central Fund	45,599
Total	$55,945

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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